SHARE-BASED COMPENSATION - Share-based Payment Arrangement, Option, Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options (in shares) | shares	105,487,688
Weighted-average remaining contractual term of outstanding options	7 years 3 months 18 days
Weighted-average exercise price of outstanding options (in USD per share)	$ 0.19
Number of exercisable options (in shares) | shares	101,146,134
Weighted-average remaining contractual term of exercisable options	7 years 3 months 3 days
Weighted-average exercise price of exercisable options (in USD per share)	$ 0.18
$0.00 - $0.02
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower (in USD per share)	0.00
Range of exercise prices, upper (in USD per share)	$ 0.02
Number of outstanding options (in shares) | shares	56,230,800
Weighted-average remaining contractual term of outstanding options	4 years 4 months 24 days
Weighted-average exercise price of outstanding options (in USD per share)	$ 0.00
Number of exercisable options (in shares) | shares	53,703,663
Weighted-average remaining contractual term of exercisable options	4 years 4 months 13 days
Weighted-average exercise price of exercisable options (in USD per share)	$ 0.00
$0.02 - $0.05
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower (in USD per share)	0.02
Range of exercise prices, upper (in USD per share)	$ 0.05
Number of outstanding options (in shares) | shares	22,493,961
Weighted-average remaining contractual term of outstanding options	1 year 2 months 1 day
Weighted-average exercise price of outstanding options (in USD per share)	$ 0.01
Number of exercisable options (in shares) | shares	22,493,961
Weighted-average remaining contractual term of exercisable options	1 year 2 months 19 days
Weighted-average exercise price of exercisable options (in USD per share)	$ 0.01
$0.05 - $0.10
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower (in USD per share)	0.05
Range of exercise prices, upper (in USD per share)	$ 0.10
Number of outstanding options (in shares) | shares	720,946
Weighted-average remaining contractual term of outstanding options	14 days
Weighted-average exercise price of outstanding options (in USD per share)	$ 0.00
Number of exercisable options (in shares) | shares	720,946
Weighted-average remaining contractual term of exercisable options	14 days
Weighted-average exercise price of exercisable options (in USD per share)	$ 0.00
$0.10 - $1.00
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower (in USD per share)	0.10
Range of exercise prices, upper (in USD per share)	$ 1.00
Number of outstanding options (in shares) | shares	22,620,131
Weighted-average remaining contractual term of outstanding options	1 year 5 months 12 days
Weighted-average exercise price of outstanding options (in USD per share)	$ 0.09
Number of exercisable options (in shares) | shares	21,271,314
Weighted-average remaining contractual term of exercisable options	1 year 4 months 28 days
Weighted-average exercise price of exercisable options (in USD per share)	$ 0.09
$1.00 - $9.74
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower (in USD per share)	1.00
Range of exercise prices, upper (in USD per share)	$ 9.74
Number of outstanding options (in shares) | shares	3,421,850
Weighted-average remaining contractual term of outstanding options	2 months 26 days
Weighted-average exercise price of outstanding options (in USD per share)	$ 0.09
Number of exercisable options (in shares) | shares	2,956,250
Weighted-average remaining contractual term of exercisable options	2 months 19 days
Weighted-average exercise price of exercisable options (in USD per share)	$ 0.08